	OTG Latin America Fund
Schedule of Investments		June 30, 2023 (unaudited)
		Shares	Fair Value
2.53%	CORPORATE BONDS
0.56%	COLUMBIA
	Banco GNB Sudameris SA, 7.051%^
	(T 1.875% 03/31/2022 + 4.561%)
	4/03/2027 . . . . . . . . . . . . .	100,000	$94,451
0.11%	MEXICO
	Unifin Financiera SA, 7.250%, 9/27/2023 .	200,000	12,000
	Unifin Financiera SA, 7.375%, 2/12/2026 .	200,000	7,500
			19,500
1.86%	PERU
	Peru Lng S.R.L., 5.375%, 3/22/2030 . . .	300,000	241,711
	Volcan Cia Minea SAA, 4.375%, 2/11/2026 .	95,000	70,760
			312,471
2.53%	TOTAL CORPORATE BONDS . . . . . . . . . . . . .		426,422
82.11%	COMMON STOCKS
34.51%	BRAZIL
	Ambev S.A. ADR . . . . . . . . . . . .	93,000	295,740
	Banco Bradesco S.A. ADR . . . . . . .	100,579	348,003
	Banco BTG Pactual SA-Unit . . . . . . .	78,000	514,114
	EDP - Energias do Brasil SA(A) . . . . . .	52,600	259,254
	Gerdau S.A. ADR . . . . . . . . . . . .	63,787	332,968
	Itau Unibanco Holdings S.A. ADR . . . .	96,100	566,990
	MRV Engenharia(A) . . . . . . . . . . .	199,500	480,813
	NU Holdings LTD(A) . . . . . . . . . . .	49,700	392,133
	Pagseguro Digital Ltd.(A) . . . . . . . . .	28,500	269,040
	Petroleo Brasileiro S.A. ADR . . . . . . .	69,550	961,876
	Sendas Distribuidora S/A . . . . . . . . . . . . . . . .	12,444	179,318
	Suzaano Papel E Celul . . . . . . . . .	56,900	524,618
	Vale S.A. ADR . . . . . . . . . . . . .	50,300	675,026
			5,799,893
	1

QUARTERLY REPORT

	OTG Latin America Fund
Schedule of Investments - continued		June 30, 2023 (unaudited)
		Shares	Fair Value
11.74%	CHILE
	Aguas Andinas S.A. . . . . . . . . . .	400,000	$ 138,696
	Banco DE Credito Inversion . . . . . . .	7,703	235,355
	Banco Itau Chile SA . . . . . . . . . .	23,903	256,390
	Cencosud SA . . . . . . . . . . . . .	146,600	284,129
	Enel Chile SA . . . . . . . . . . . . .	2,500,000	162,456
	SMU SA . . . . . . . . . . . . . . . .	2,904,500	510,798
	Sociedad Quimica y Minera de Chile SA .	5,300	384,886
			1,972,710
1.89%	COLOMBIA
	Bancolumbia S.A. Spons ADR . . . . . .	11,880	316,958
17.95%	MEXICO
	Alpek SA de CV . . . . . . . . . . . .	266,700	265,033
	America Movil SAB de CV . . . . . . . .	8,500	183,940
	American Movil SAB de C-Ser L . . . . .	241,000	261,598
	Cemex SAB-Spons ADR(A) . . . . . . . .	33,000	233,640
	Fomento Economico Mexicano S.A.B.
	de C.V. ADR . . . . . . . . . . . . .	37,952	419,962
	Fomento Economico MEX-SP ADR . . . .	2,750	304,810
	Genetera S.A.B de C.V . . . . . . . . .	242,500	259,401
	Grupo Aeroport Del Pacific-B . . . . . .	11,200	201,563
	Grupo Comerical Chedraui SA . . . . . .	24,803	141,338
	Grupo Financiero Banorte-O . . . . . .	37,800	310,977
	Orbi Advance Corp SAB . . . . . . . .	92,000	198,222
	Wal-Mart DE Mexico S.A.B. de C.V. . . . .	59,600	236,387
			3,016,871

2

QUARTERLY REPORT

	OTG Latin America Fund
Schedule of Investments - continued		June 30, 2023 (unaudited)
		Shares	Fair Value
9.02%	PERU
	Alicorp S.A.A. . . . . . . . . . . . . .	142,155	$245,301
	Banco BBVA Peru SA . . . . . . . . . .	—	—
	Cementos Pascasmayo S.A.A. . . . . . .	150,000	157,949
	Creditcorp Ltd . . . . . . . . . . . . .	2,470	364,671
	Ferreyros SA . . . . . . . . . . . . .	268,133	162,606
	Inretail Peru Corp. . . . . . . . . . . .	7,229	247,955
	Intercorp Financial Services . . . . . . .	13,599	337,799
			1,516,281
0.43%	SPAIN
	Banco Santander S.A. ADR . . . . . . .	1,272	4,719
	Codere Online Luxembourg, S.A.(A) . . . .	18,148	66,966
			71,685
6.57%	UNITED STATES
	Bank of America Corp. . . . . . . . . .	8,000	229,520
	Citigroup, Inc. . . . . . . . . . . . . .	3,340	153,774
	Globant S.A.(A) . . . . . . . . . . . . .	1,680	301,930
	Nextera Energy Inc. . . . . . . . . . .	1,980	146,916
	Qualcomm Inc. . . . . . . . . . . . . .	1,275	151,776
	Wells Fargo & Co. . . . . . . . . . . .	2,800	119,504
			1,103,420
82.11%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		13,797,818
9.63%	MONEY MARKET FUNDS
	Morgan Stanley Institutional Liquidity Fund
	Institutional Class 5.03%(B) . . . . . . .	1,617,861	1,617,861
94.27%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		15,842,101
5.73%	Other assets, net of liabilities . . . . . . . . . . . . . .		962,503
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$16,804,604

3

QUARTERLY REPORT

OTG Latin America Fund
Schedule of Investments - continued				June 30, 2023 (unaudited)
(0.00%)	OPTIONS WRITTEN
(0.00%)	CALL OPTIONS(C)
Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
(0.00%)	CALL OPTIONS(C)
	Petrobras SA-ADR .	150	$207,450	$14.00	6/30/2023	$(150.00)
	TOTAL OPTIONS WRITTEN . . . . . . .			. . . .	. . . . . .	$(150.00)

(A)Non-income producing

(B) Effective 7 day yield as of June 30, 2023

(C)“Less than 0.005%”

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts. ^ Rate is determined periodically. Rate shown is the rate in effect on June 30, 2023.

4

QUARTERLY REPORT

OTG Latin America Fund

Schedule of Investments - continued	June 30, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Corporate Bonds . . . . . . . . . . . .	$—	$426,422	$—	$426,422
Common Stocks . . . . . .	13,797,818	—	—	13,797,818
Money Market Funds . . . .	1,617,861	—	—	1,617,861
Total Investments . . . . . .	$15,415,679	$426,422	$—	$15,842,101
OPTIONS WRITTEN . . . . .	$—	$(150)	$—	$(150)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2023.

At June 30, 2023, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $14,495,935 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . $ 2,288,628

Gross unrealized depreciation . . (942,462)

Net unrealized appreciation . . . $ 1,346,166

5

QUARTERLY REPORT